Segment and Geographic Information Schedule of gross capital expenditures (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended				10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]	Dec. 31, 2009 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]	Dec. 31, 2009 Predecessor [Member] Other [Member]
Segment Reporting Information [Line Items]
Gross capital expenditures	$ 36,008	$ 10,080	$ 7,047	$ 18,881	$ 98,556	$ 85,883	$ 103,289	$ 5,842	$ 10,212	$ 17,140	$ 10,832	$ 10,099	$ 9,113	$ 81,882	$ 65,572	$ 77,036